EXPLORATION AND EVALUATION ASSETS	6 Months Ended
Feb. 29, 2020
Exploration And Evaluation Assets [Abstract]
EXPLORATION AND EVALUATION ASSETS [Text Block]

3. EXPLORATION AND EVALUATION ASSETS

Since mid-2015, the Company's only active exploration project has been the Waterberg Project located on the North Limb of the Western Bushveld Complex.  Total capitalized exploration and evaluation expenditures for all exploration properties held by the Company are as follows:

Balance, August 31, 2018	$29,406
Additions	8,362
Foreign exchange movement	(976)
Balance, August 31, 2019	$36,792
Additions	1,683
Foreign exchange movement	(1,069)
Balance, February 29, 2020	$37,406

Waterberg Project

The Waterberg Project consists of adjacent, granted and applied-for prospecting rights and applied for mining rights with a combined active project area of 81,329.60 ha, located on the Northern Limb of the Bushveld Complex, approximately 85 km north of the town of Mokopane (formerly Potgietersrus).  The Waterberg Project comprises the former Waterberg JV Property and the Waterberg Extension Property.

On August 21, 2017, PTM RSA completed the cession of legal title for all Waterberg Project prospecting rights into Waterberg JV Co. after earlier receiving Section 11 approval of the 2nd Amendment (defined below).  On September 21, 2017, Waterberg JV Co. also issued shares to all existing Waterberg partners pro rata to their joint venture interests, resulting in the Company holding a 45.65% direct interest in Waterberg JV Co., the Japan Oil, Gas and Metals National Corporation ("JOGMEC") holding a 28.35% interest and Mnombo, as the Company's Black Economic Empowerment ("BEE") partner, holding 26%.

Implats Transaction

On November 6, 2017, the Company closed a transaction (the "Implats Transaction"), originally announced on October 16, 2017, whereby Impala Platinum Holdings Ltd. ("Implats"):

a) Purchased an aggregate 15.0% equity interest in Waterberg JV Co (the "Initial Purchase") for $30 million.  The Company sold an 8.6% interest for $17.2 million and JOGMEC sold a 6.4% interest for $12.8 million.  From its $17.2 million in proceeds, the Company committed $5.0 million towards its pro rata share of remaining Definitive Feasibility Study ("DFS") costs, which was held as restricted cash until it was fully spent in October 2018.  Implats contributed its 15.0% pro rata share DFS costs and costs incurred subsequent.  Following the Initial Purchase, the Company held a direct 37.05% equity interest, JOGMEC held a 21.95% equity interest and Black Economic Empowerment partner Mnombo maintained a 26.0% equity interest.  The Company holds a 49.9% interest in Mnombo, bringing its overall direct and indirect ownership in Waterberg JV Co. to 50.02%.

b) Acquired an option (the "Purchase and Development Option") whereby upon completion and approval by Waterberg JV Co. of the DFS (approved December 5, 2019), Implats would have the right within 90 business days to exercise an option to increase its interest to up to 50.01% in Waterberg JV Co.  Based on the December 5, 2019 DFS approval date, this option was to expire April 17, 2020 but has been amended as outlined below.  If Implats exercises the Purchase and Development Option, Implats would commit to purchase an additional 12.195% equity interest in Waterberg JV Co. from JOGMEC for $34.8 million and commit to an expenditure of $130.2 million in development work.

Following an election to go to a 50.01% project interest as described above, Implats will have another 90 business days to confirm the salient terms of a development and mining financing for the Waterberg Project.  After exercising the Purchase and Development Option, Implats will control Waterberg JV Co.

Should Implats complete the increase of its interest in Waterberg JV Co. to 50.01% pursuant to the Purchase and Development Option, the Company would retain a 31.96% direct and indirect interest in Waterberg JV Co. and following completion of Implats' earn-in spending all of the project partners would be required to participate pro-rata.  The transaction agreements also provide for the transfer of equity and the issuance of additional equity to one or more broad based black empowerment partners, at fair value.

If Implats does not elect to complete the Purchase and Development Option, Implats will retain a 15.0% project interest and the Company will retain a 50.02% direct and indirect interest in the project.

c) Acquired a right of first refusal to enter into an offtake agreement, on commercial arms-length terms, for the smelting and refining of mineral products from the Waterberg Project.  JOGMEC will retain a right to receive platinum, palladium, rhodium, gold, ruthenium, iridium, copper and nickel in refined mineral products at the volume produced from the Waterberg Project.

Amendment of Impala's Purchase and Development Option and Impala Project Funding

On February 27, 2020 the Company announced that shareholders of Waterberg JV Co had agreed to amend the Purchase and Development Option effective at February 1, 2020.  The end date of the Impala option was amended to expire 90 calendar days following the receipt of an executed Mining Right on the Waterberg Project.  The amended Impala option will also expire on December 6, 2020 if an executed Mining Right is not received by that date.  In exchange for this extension Impala agreed to fund 100% of a new implementation budget and work program, effective February 1, 2020, which is aimed at increasing confidence in specific areas of the DFS.  This work program is estimated to cost approximately R55 million ($3.5 million).  The Company continues to be the Manager of the Waterberg Project, as directed by the technical committee of the Waterberg JV Co., and Implats will direct the new work program.

Acquisition and Development of the Property

In October 2009, PTM RSA, JOGMEC and Mnombo entered into a joint venture agreement with regard to the Waterberg Project (the "JOGMEC Agreement").  Under the terms of the JOGMEC Agreement, in April 2012, JOGMEC completed a $3.2 million work requirement to earn a 37% interest in the Waterberg JV property, leaving the Company with a 37% interest and Mnombo with a 26% interest.  Following JOGMEC's earn-in, the Company funded Mnombo's 26% share of costs, totalling $1.12 million, until the earn-in phase of the joint venture ended in May 2012.

On November 7, 2011, the Company entered an agreement with Mnombo to acquire 49.9% of the issued and outstanding shares of Mnombo in exchange for a cash payment of R1.2 million and the Company's agreement to pay for Mnombo's 26% share of costs on the Waterberg JV property until the completion of a feasibility study.  Mnombo's share of expenditures prior to this agreement were covered by the Company and subsequent expenditures on the non-JV property are still owed to the Company ($4.6 million at February 29, 2020).  The portion of Mnombo not owned by the Company is accounted for as a non-controlling interest, calculated at $7.1 million at February 29, 2020 ($6.9 million - August 31, 2019).

On May 26, 2015, the Company announced a second amendment (the "2nd Amendment") to the existing JOGMEC Agreement.  Under the terms of the 2nd Amendment the Waterberg JV and Waterberg Extension properties are to be combined and contributed into the newly created operating company Waterberg JV Co.  On August 3, 2017, the Company received Section 11 transfer approval from the South African Department of Mineral Resources ("DMR") and title to all of the Waterberg prospecting rights held by the Company were ceded into Waterberg JV Co. on September 21, 2017.

Under the 2nd Amendment, JOGMEC committed to fund $20 million in expenditures over a three-year period ending March 31, 2018.  This requirement was completed by $8 million in funding from JOGMEC to March 31, 2016, followed by two $6 million tranches funded by JOGMEC in each of the following two 12-month periods ending March 31, 2018.

To February 29, 2020 an aggregate total of $71.9 million has been funded by all parties on exploration and engineering on the Waterberg Project.  Up until the Waterberg property was transferred to Waterberg JV Company, all costs incurred by other parties were treated as recoveries.